Shareholder Report, Average Annual Return (Details) 193827_Innovator Growth-100 Power Buffer ETF - January_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	70 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Innovator Growth-100 Power Buffer ETF™ - January
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator Growth-100 Power Buffer ETF - January NAV
Average Annual Return, Percent	15.79%	7.56%	7.71%
NASDAQ 100 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Total Return Index
Average Annual Return, Percent	30.95%	19.47%	21.41%
NASDAQ 100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Index
Average Annual Return, Percent	30.00%	18.53%	20.44%